SCHEDULE OF RECEIVABLES (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule Of Receivables
Trade accounts receivable	$ 1,050,107	$ 1,343,795
Sales tax receivable	97,196	745,170
Trade and other receivables	$ 1,147,303	$ 2,088,965